Redeemable Convertible Preferred Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Summary of Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock as of June 30, 2021 and December 31, 2020, consisted of the following (in thousands, except share and per share amounts):

	June 30, 2021
	Shares Authorized	Share Issued and Outstanding	Original Issue Price	Aggregate Liquidation Preference	Net Carrying Value
				(in thousands)
Series Seed-1 Preferred Stock	6,950,729	6,950,729	$0.6167	$4,287	$4,287
Series Seed-2 Preferred Stock	12,298,893	12,298,893	0.6167	7,585	7,585
Series A Preferred Stock	21,418,756	21,418,756	0.7594	16,265	16,040
Series B Preferred Stock	22,652,737	22,444,315	4.4383	99,615	99,398
Series C Preferred Stock	42,179,411	36,495,600	19.3702	706,927	718,621

Total Convertible Preferred Stock	105,500,526	99,608,293		$834,679	$845,931

	December 31, 2020
	Shares Authorized	Share Issued and Outstanding	Original Issue Price	Aggregate Liquidation Preference	Net Carrying Value
				(in thousands)
Series Seed-1 Preferred Stock	6,950,729	6,950,729	$0.6167	$4,287	$4,287
Series Seed-2 Preferred Stock	12,298,893	12,298,893	0.6167	7,585	7,585
Series A Preferred Stock	21,418,756	21,418,756	0.7594	16,265	16,040
Series B Preferred Stock	22,652,737	22,444,315	4.4383	99,615	99,398
Series C Preferred Stock	42,179,411	33,139,930	19.3702	641,927	641,002

Total Convertible Preferred Stock	105,500,526	96,252,623		$769,679	$768,312

Redeemable convertible preferred stock as of December 31, 2020 and 2019, consisted of the following (in thousands, except share and per share amounts):

	December 31, 2020
	Shares Authorized	Shares Issued and Outstanding	Original Issue Price	Aggregate Liquidation Preference	Net Carrying Value
Series Seed-1 Preferred Stock	6,950,729	6,950,729	$0.6167	$4,287	$4,287
Series Seed-2 Preferred Stock	12,298,893	12,298,893	0.6167	7,585	7,585
Series A Preferred Stock	21,418,756	21,418,756	0.7594	16,265	16,040
Series B Preferred Stock	22,652,737	22,444,315	4.4383	99,615	99,398
Series C Preferred Stock	42,179,411	33,139,930	19.3702	641,927	641,002

Total redeemable convertible preferred stock	105,500,526	96,252,623		$769,679	$768,312

	December 31, 2019
	Shares Authorized	Shares Issued and Outstanding	Original Issue Price	Aggregate Liquidation Preference	Net Carrying Value
Series Seed-1 Preferred Stock	6,950,729	6,950,729	$0.6167	$4,287	$4,287
Series Seed-2 Preferred Stock	12,298,893	12,298,893	0.6167	7,585	7,585
Series A Preferred Stock	21,418,756	21,418,756	0.7594	16,265	16,040
Series B Preferred Stock	22,652,737	22,444,315	4.4383	99,615	99,398
Series C Preferred Stock	42,179,411	29,500,322	19.3702	571,427	571,142

Total redeemable convertible preferred stock	105,500,526	92,613,015		$699,179	$698,452